Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share Options - Weighted Average [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share options - weighted average	[1]	980,531	998,281	4,348,142

[1]	For the year end March 31,2025, the price of the “Penny Stock” is higher than the average price of our ordinary share, thus the Share options is nil.